Hartford Life Insurance Company Separate Account Three:

333-136543                                The Director

Hartford Life and Annuity Insurance Company Separate Account Three:

333-136545                                The Director

Hartford Life Insurance Company Separate Account Seven:

333-148553                                Hartford Leaders Foundation

333-148554                                Hartford Leaders Edge (Series IV)

333-148570                                Hartford Leaders (Series IV)

                                                   Hartford Leaders Platinum

                                                   Hartford Leaders / Chase

                                                   Huntington Hartford Leaders

                                                   Hartford Leaders Ultra

                                                   Hartford Leaders Select

Hartford Life and Annuity Insurance Company Separate Account Seven:

333-148566                                Hartford Leaders Foundation

333-148555                                Hartford Leaders Edge (Series IV)

333-148561                                Hartford Leaders (Series IV)

Supplement Dated May 21, 2008 to your Prospectus Dated May 1, 2008

Supplement Dated May 21, 2008 to your Prospectus

In the section entitled “Example,” headings (1), (2) and (3) are deleted and replaced with the following:

(1)	If you Surrender your variable annuity at the end of the applicable time period:

(2)	If you annuitize at the end of the applicable time period:

(3)	If you do not Surrender your variable annuity:

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-6685